Defined Contribution Plan, Pension and Other Post-Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Summary of Change in Benefit Obligation, Plan Assets and Funded Status
The change in benefit obligation, plan assets and funded status as of December 31 is as follows:

	Non-U.S. Pension Plan
	2024	2023
Change in benefit obligation:
Benefit obligation — Beginning of the year	$32,172	$29,885
Interest cost	1,399	1,418
Benefits paid	(1,736)	(1,801)
Actuarial (gain) loss	(2,734)	1,087
Exchange rate changes	(435)	1,583
Benefit obligation at end of the year	$28,666	$32,172
Change in plan assets:
Fair value of plan assets — Beginning of the year	$23,052	$21,537
Actual return on plan assets	(1,652)	1,053
Employer contributions	1,240	1,125
Benefits paid	(1,736)	(1,801)
Exchange rate changes	(313)	1,138
Fair value of plan assets at end of the year	20,591	23,052
Funded status [1]	$(8,075)	$(9,120)
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(1)Amounts are included in Pension and other post-retirement liabilities in the Consolidated Balance Sheets at December 31, 2024 and 2023.

Summary of Components of Net Periodic Cost (Benefit)
The components of net periodic cost (benefit) for the years ended December 31 were as follows:

	Non-U.S. Pension Plan
	2024	2023	2022
Interest cost	$1,399	$1,418	$785
Expected return on plan assets	(1,293)	(1,221)	(1,016)
Amortization of prior service cost	50	48	48
Recognized actuarial loss	872	757	603
Net periodic cost (benefit)	$1,028	$1,002	$420

Summary of Amounts Recognized in Other Comprehensive Income (Loss)	Amounts recognized in Other comprehensive income (loss), before taking into account income tax effects, at December 31 are as follows:

	Non-U.S. Pension Plan
	2024	2023	2022
Net actuarial loss	$13,899	$14,165	$13,603
Prior service cost	538	572	618
	$14,437	$14,737	$14,221

Summary of Amounts Recognized as Other Changes in Plan Assets and Benefit Obligations in Other Comprehensive Income (Loss)	Amounts recognized as other changes in plan assets and benefit obligations in comprehensive income (loss), before taking into account income tax effects, for the year ended December 31 are as follows:

	Non-U.S. Pension Plan
	2024	2023
Actuarial (gain) loss	$205	$1,186
Amortization of actuarial (loss) gain	(844)	(716)
Prior service credit	(48)	(46)
Total recognized in other comprehensive income (loss)	$(687)	$424

Summary of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted-average assumptions used to determine benefit obligations at December 31 were as follows:

	Non-U.S. Pension Plan
	2024	2023
Discount rate	5.40%	4.45%
Weighted-average assumptions used to determine net periodic benefit cost at December 31 were as follows:

	Non-U.S. Pension Plan
	2024	2023	2022
Discount rate	4.45%	4.45%	1.80%
Expected return on plan assets	5.65%	5.65%	2.90%

Summary of Fair Values of Pension Plan Assets by Asset Category and by Level
Our investment allocation target for our non-U.S. pension plan for 2024 and our weighted-average asset allocations of our pension assets for the years ended December 31, by asset category, are as follows:

	Target Allocation %		Actual Allocations %
	2024	2023	2024	2023
Cash and cash equivalents	—	—	1	1
Equity/Balanced securities	27	23	26	23
Fixed income securities	73	77	73	76
	100%	100%	100%	100%
The fair values of our pension plan assets by asset category and by level as described in Note 1, Significant Accounting Policies, for the years ended December 31, 2024 and 2023 are as follows:

	December 31, 2024
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	Total	Level 1	Level 2	Level 3
Insurance contracts and other	$20,591	$—	$20,591	$—
Total pension fund assets	$20,591	$—	$20,591	$—

	December 31, 2023
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	Total	Level 1	Level 2	Level 3
Insurance contract and other	$23,052	$—	$23,052	$—
Total pension fund assets	$23,052	$—	$23,052	$—

Summary of Expected Future Benefit Payments of Pension and Other Post-Retirement Benefit Plans
The following table summarizes expected future benefit payments out of our pension and other post-retirement benefit plans:

Year Ending December 31,	Pension Plans
2025	$1,995
2026	$1,918
2027	$1,937
2028	$1,997
2029	$2,088
2030 to 2034	$9,915